Concentrations	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Concentrations

14.	Concentrations.

The mining royalty lands segment has a total of five tenants currently leasing mining locations and one lessee that accounted for 32% of the Company’s consolidated revenues during 2020 and $285,000 of accounts receivable at December 31, 2020.  The termination of these lessees’ underlying leases could have a material adverse effect on the Company. The Company places its cash and cash equivalents with Wells Fargo Bank and First Horizon Bank.  At times, such amounts may exceed FDIC limits.